Leases - Schedule of Lease Assets and Liabilities (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases - Schedule of Lease Assets and Liabilities (Details) [Line Items]
Operating lease right-of-use assets	$ 146	$ 2,831	$ 13,909
Operating lease liabilities, current	974	2,550	1,792
Operating lease liabilities, non-current	$ 730	$ 2,314	$ 12,878